Cover	Feb. 20, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	NEUROMETRIX, INC.
Entity File Number	001-33351
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3308180
Entity Address, State or Province	MA
Entity Address, Address Line One	4B Gill Street
Entity Address, State or Province	Woburn
Entity Address, Postal Zip Code	02140
City Area Code	781
Local Phone Number	890-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001289850
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NURO
Security Exchange Name	NASDAQ
Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights